Expected credit loss/(reversal) for receivables and other assets	12 Months Ended
Dec. 31, 2022
Expected credit loss/(reversal) for receivables and other assets
Expected credit loss/(reversal) for receivables and other assets

16. Expected credit loss/(reversal) for receivables and other assets

Expected credit loss/(reversal) for receivables and other assets consists of the following:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Expected credit loss/(reversal) for loan principal and financing service fee receivables	1,434,446,417	(195,177,565)	(209,396,631)	(30,359,658)
Reversal for finance lease receivables	(29,287,359)	(16,452,740)	(5,086,116)	(737,418)
Reversal for contract assets	(3,089,153)	(87,784)	(31,168)	(4,519)
Expected credit loss/(reversal) for other current assets	219,292,278	59,901,259	(8,061,187)	(1,168,762)
Expected credit loss for other non-current assets	—	—	1,453,719	210,770
	1,621,362,182	(151,816,830)	(221,121,383)	(32,059,587)